IMPAIRMENT AND IMPAIRMENT REVERSAL	12 Months Ended
Dec. 31, 2019
IMPAIRMENT AND IMPAIRMENT REVERSAL
IMPAIRMENT AND IMPAIRMENT REVERSAL

24.  IMPAIRMENT AND IMPAIRMENT REVERSAL

Goodwill impairment tests

Canadian Malartic Joint Operation

The estimated recoverable amount of the Canadian Malartic joint operation CGU as at December 31, 2019 and 2018 was determined on the basis of fair value less costs to dispose of the Canadian Malartic mine. The estimated recoverable amount of the Canadian Malartic mine was calculated by discounting the estimated future net cash flows over the estimated life of the mine using a nominal discount rate of 5.00% (2018 - 5.50%). The recoverable amount calculation was based on an estimate of future production levels applying short-term gold prices of $1,400 to $1,500 per ounce and long-term gold prices of $1,350 per ounce (in real terms) (2018 - short-term and long term gold prices of $1,300), foreign exchange rates of US$0.76:C$1.00 to US$0.80:C$1.00 (2018 - US$0.76:C$1.00 to US$0.80:C$1.00), an inflation rate of 2.0% (2018 - 2.0%), and capital, operating and reclamation costs based on applicable life of mine plans. Certain mineralization was valued by a cashflow extension approach where the mineralization is expected to have sufficiently similar economics to the mineralization of the Canadian Malartic mine and adjusted for known differences, if necessary.

At December 31, 2019, the Canadian Malartic joint operation segment estimated recoverable amount exceeded its carrying amount. At December 31, 2018, as the Canadian Malartic joint operation segment's carrying amount exceeded its estimated recoverable amount, an impairment loss of $250.0 million was recognized in the impairment (reversal) loss line item in the consolidated statements of income (loss) at December 31, 2018 to decrease the carrying amount of goodwill. The discounted cash flow approach uses significant unobservable inputs and is therefore considered Level 3 fair value measurement under the fair value hierarchy.

CMC Exploration Assets

As a result of the acquisition of the additional 50.0% of the CMC Exploration Assets on March 28, 2018 (see Note 27), the Company separated the CMC Exploration Assets from the Canadian Malartic joint operation into a distinct goodwill test performed for the Exploration segment as at December 31, 2019 and 2018. The estimated recoverable amount of the CMC Exploration Assets CGU was calculated by reference to comparable market transactions or by discounting the estimated future net cash flows over the estimated life of the mine using a nominal discount rate of 7.80% (2018 - 8.25%). The recoverable amount calculation was based on an estimate of future production levels applying gold prices of $1,350 per ounce (in real terms) (2018 - $1,300), foreign exchange rates of US$0.76:C$1.00 to US$0.80:C$1.00 (2018- US$0.76:C$1.00 to US$0.80:C$1.00), an inflation rate of 2.0% (2018 - 2.0%), and capital, operating and reclamation costs based on applicable life of mine plans. At December 31, 2019 and 2018, the CMC Exploration Assets CGU estimated recoverable amount exceeded its carrying amount.

La India Mine

As of December 31, 2019, the carrying value of goodwill attributable to the La India CGU was nil as a result of an impairment recorded in the year ended December 31, 2018.

The estimated recoverable amount of the La India mine CGU as at December 31, 2018 was determined on the basis of fair value less costs to dispose of the La India mine. The estimated recoverable amount of the La India mine was calculated by discounting the estimated future net cash flows over the estimated life of the mine using a nominal discount rate of 6.25% commensurate with the estimated level of risk. The recoverable amount calculation was based on an estimate of future production levels applying gold prices of $1,300 per ounce (in real terms), an inflation rate of 2.0%, and capital, operating and reclamation costs based on applicable life of mine plans. Other mineral resources within the CGU were valued by reference to comparable recent transactions. As the La India mine CGU's carrying amount exceeded its estimated recoverable amount at December 31, 2018, an impairment loss of $39.0 million was recognized in the impairment (reversal) loss line item in the consolidated statements of income (loss) at December 31, 2018 to reduce the carrying amount of goodwill to nil.  The goodwill impairment was primarily due to the expected loss of value from production while the carrying value was not equally reduced through amortization. The discounted cash flow approach uses significant unobservable inputs and is therefore considered Level 3 fair value measurement under the fair value hierarchy.

Impairment reversal

Meliadine Mine

In 2013, the Company performed an annual goodwill test of  the Meliadine project CGU. As the Meliadine project CGU carrying amount exceeded its estimated recoverable amount, an impairment loss of $639.3 million was recognized, of which $200.1 million was allocated to reduce goodwill to nil with the balance allocated to other long-lived assets. In 2016, the Company identified indicators of  impairment reversal and calculated the recoverable amount of the Meliadine project CGU. As the Meliadine mine CGU’s estimated recoverable amount exceeded the previous carrying amount less amortization that would have been recognized had the assets not been impaired, an impairment reversal of $83.0 million ($53.6 million net of tax) was recognized in the impairment (reversal) loss line item in the consolidated statements of income (loss).

In 2019, the Meliadine mine achieved commercial production upon the completion of a two-year construction period that was characterized by higher risk due to uncertainty of completing the project according to plan, on time and within allocated capital plan. Subsequent to the commercial production which was achieved ahead of schedule, the Company continued to ramp up the mine for a period of time and observed that the asset performed within expectations, resulting in a reduction of the specific risk premium embedded in the calculation of the discount rate previously applied in the calculation of the recoverable amount. The reduced risk premium in conjunction with other factors that steadily improved over time, including the updated life of mine plans, long-term gold prices and increased geological confidence with respect to certain mineralization, represent an observable indication that the recoverable amount of the CGU has significantly increased. There is significant judgement involved in the determination of whether a previously recognized impairment loss should be reversed.

The estimated recoverable amount of the Meliadine mine CGU as at December 31, 2019 was determined on the basis of fair value less costs to dispose and calculated by discounting the estimated future net cash flows over the estimated life of the mine using a nominal discount rate of 5.10%. The recoverable amount calculation was based on an estimate of future production levels applying short-term gold prices of $1,400 to $1,500 per ounce and long-term gold prices of $1,350 per ounce (in real terms), an inflation rate of 2.0%, and capital, operating and reclamation costs based on applicable life of mine plans. As the Meliadine mine CGU’s estimated recoverable amount exceeded the previous carrying amount less amortization that would have been recognized had the assets not been impaired, an impairment reversal of $345.8 million ($223.4 million net of tax) was recognized in the impairment (reversal) loss line item in the consolidated statements of income (loss). This impairment reversal, in combination with an impairment reversal recognized in 2016, represents the full reversal of prior impairment allocated to long-lived assets, as adjusted for amortization. The discounted cash flow approach uses significant unobservable inputs and is therefore considered Level 3 fair value measurement under the fair value hierarchy.

In 2018, the Company did not identify any indicators of impairment reversal on long-lived assets.

Impairment loss

In 2019, the Company did not identify any indicators of impairment on long-lived assets.

El Barqueño project

In 2018, 28,000 meters of drilling was completed at the El Barqueño project in the state of Jalisco, Mexico, with a principal focus on testing new target areas.  Progress on current development studies at the end of 2018 indicated that the project did not meet the Company's internal investment criteria. The Company identified this as a circumstance that suggested that the carrying amount of the El Barqueño exploration asset may exceed its recoverable amount and an impairment test was performed as at December 31, 2018. In estimating the fair value of the El Barqueño project, the Company applied a market approach using a price per gold equivalent ounce metric by reference to comparable recent transactions. As the El Barqueño project's carrying amount exceeded its estimated fair value, an impairment loss of $101.6 million was recognized in the impairment (reversal) loss line item in the consolidated statements of income (loss) at December 31, 2018 to decrease the carrying amount of the mining property. The El Barqueño project is part of the Company's Exploration segment.

Key Assumptions

The determination of the recoverable amount with level 3 input of the fair value hierarchy, includes the following key applicable assumptions:

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Discount rates were based on each asset group’s weighted average cost of capital, of which the two main components are the cost of equity and the after-tax cost of debt. Cost of equity was calculated based on the capital asset pricing model, incorporating the risk-free rate of return based on local government marketable bond yields as at the valuation date, the Company’s beta coefficient adjustment to the market equity risk premium based on the volatility of the Company’s return in relation to that of a comparable market portfolio, plus a size premium and Company-specific risk factor. Cost of debt was determined by applying an appropriate market indication of the Company’s borrowing capabilities and the corporate income tax rate applicable to each asset group’s jurisdiction;

•	Gold price estimates were determined using forecasts of future prices prepared by industry analysts, which were available as at or close to the valuation date;
•	Foreign exchange estimates are based on a combination of currency forward curves and estimates that reflect the outlooks of major global financial institutions;
•	Estimated production levels, and future operating and capital costs are based on detailed life of mine plans and also take into account management’s expected development plans.
•

Estimates of the fair value attributable to mineralization in excess of life of mine plans are based on various assumptions, including determination of the appropriate valuation method for mineralization and ascribing anticipated economics to mineralization in cases where only limited or no comprehensive economic study has been completed.

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